Consolidated Statements of Changes in Stockholders' Equity - USD ($)	Preferred Stock [Member]	Preferred Stock [Member] Preferred Stock Series A [Member]	Preferred Stock [Member] Preferred Stock Series D [Member]	Common Stock [Member]	Retained Earnings [Member]	Retained Earnings [Member] Preferred Stock Series A [Member]	Retained Earnings [Member] Preferred Stock Series D [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Accumulated Other Comprehensive Income (Loss) [Member] Preferred Stock Series A [Member]	Accumulated Other Comprehensive Income (Loss) [Member] Preferred Stock Series D [Member]	Total	Preferred Stock Series A [Member]	Preferred Stock Series D [Member]
Balance at Dec. 31, 2013	$ 3,868,807			$ 12,061,153	$ 18,329,089			$ (41,423)			$ 34,217,626
Balance (in shares) at Dec. 31, 2013				3,542,984
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	0			$ 0	3,443,569			0			3,443,569
Other comprehensive income (loss)	0			0	0			33,481			33,481
Common stock options exercised, net of shares surrendered in cashless exchange	0			40,327	0			0			40,327
Dividends declared on convertible preferred stock		$ 0	$ 0	0		$ (119,294)	$ (64,129)		$ 0	$ 0		$ (119,294)	$ (64,129)
Dividends declared on common stock	0			0	(780,926)			0			(780,926)
Balance at Dec. 31, 2014	3,868,807			$ 12,101,480	20,808,309			(7,942)			36,770,654
Balance (in shares) at Dec. 31, 2014				3,549,665
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	0			$ 0	3,061,110			0			3,061,110
Other comprehensive income (loss)	0			0	0			(18,962)			(18,962)
Dividends declared on convertible preferred stock		$ 0	$ 0	0		$ (119,294)	$ (64,129)		$ 0	$ 0		$ (119,294)	$ (64,129)
Dividends declared on common stock	0			0	(958,409)			0			(958,409)
Balance at Dec. 31, 2015	$ 3,868,807			$ 12,101,480	$ 22,727,587			$ (26,904)			$ 38,670,970
Balance (in shares) at Dec. 31, 2015				3,549,665